Related Party Transactions and Balances (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions and Balances [Line Items]
Issuance of stock options	4,128,005,400
Key Space [Member]
Related Party Transactions and Balances [Line Items]
Amounts due to related parties	¥ 4,324	¥ 4,495
Mr. Qu [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options	72,000,000
Mr. Sun [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options	43,180,000